As filed with the Securities and Exchange Commission on November 1, 2013

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

               RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
                                       of
                           PIONEER FLOATING RATE TRUST
                                 60 State Street
                                Boston, MA 02109
                                 (617) 742-7825

                    Under the Investment Company Act of 1940
                    Investment Company Act File No. 811-21654

         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the "1940 Act").

(1) Titles of the classes of securities of Pioneer Floating Rate Trust (the "Trust") to be redeemed:

         Auction Market Preferred Shares, Series M7
         Auction Market Preferred Shares, Series W7
         Auction Market Preferred Shares, Series Th7

(2) The date on which the securities are to be redeemed:

         Series                                         Date

         Auction Market Preferred Shares, Series M7:    December 3, 2013
         Auction Market Preferred Shares, Series W7:    December 5, 2013
         Auction Market Preferred Shares, Series Th7:   December 6, 2013

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

         The Auction Market Preferred Shares are to be redeemed pursuant to
         Section 9(a)(i) of Part I of the Statement of Preferences of Auction Market Preferred Shares.

(4) Number of shares and the basis upon which the securities to be redeemed are to be selected:

         The Trust intends to redeem all of its outstanding Auction Market Preferred Shares set forth below:

         Series                                               Number of Shares

         Auction Market Preferred Shares, Series M7:             2,434
         Auction Market Preferred Shares, Series W7:             2,432
         Auction Market Preferred Shares, Series Th7:            2,432

                                    SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the 1940 Act, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 1st day of November, 2013.

                                                 PIONEER FLOATING RATE TRUST

                                           By:      /s/Christopher J. Kelley
                                                    ------------------------
                                           Name:       Christopher J. Kelley
                                           Title:      Secretary